Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	Dreyfus Intermediate Municipal Bond Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000718935
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2011
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND INC (Prospectus Summary) | DREYFUS INTERMEDIATE MUNICIPAL BOND FUND INC | DREYFUS INTERMEDIATE MUNICIPAL BOND FUND INC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DITEX